Commitments (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Jun. 01, 2022 USD ($)	Dec. 31, 2023 USD ($) T	Dec. 31, 2023 ILS (₪) T
Commitments [Line Items]
Government grants cumulative (in Dollars)		$ 600
Grants received (in Dollars)		$ 4,200
royalty ceiling increased percentage		120.00%	120.00%
Grants technology not matured (in Dollars)		$ 800
Granted do not bear any royalties (in Dollars)		1,000
Commitment balance (in Dollars)	$ 1,148	3,667
Financing agreement amount (in Dollars)		$ 1,000
BIRD royalties rate		5.00%	5.00%
Total amount grant percentage		150.00%	150.00%
NYPA royalties rate	5.00%	3.50%	3.50%
Development costs		$ 900	₪ 3.4
Participation grant amount		$ 595	₪ 2.2
Tempo service for a Period		15 years	15 years
Maintenance for a period		5 years	5 years
Steam annual capacity (in US Tons) | T		19,000	19,000
Under the agreement Percentage		50.00%	50.00%
License for a period		25 years	25 years
Commission fee percentage		10.00%	10.00%
Royalty Percentage		10.00%	10.00%
Israeli government grants [Member]
Commitments [Line Items]
Government grants cumulative (in Dollars)		$ 4,200
Payments for royalties amount (in Dollars)		$ 2,400
Minimum [Member]
Commitments [Line Items]
Royalties rate of percentage		3.00%	3.00%
Gross investment amount percentage		2.00%	2.00%
Minimum [Member] | Israeli government grants [Member]
Commitments [Line Items]
Royalties rate of percentage		3.00%	3.00%
Maximum [Member]
Commitments [Line Items]
Royalties rate of percentage		5.00%	5.00%
Gross investment amount percentage		5.00%	5.00%
Maximum [Member] | Israeli government grants [Member]
Commitments [Line Items]
Royalties rate of percentage		5.00%	5.00%
Israel Ministry of Economy and Industry [Member]
Commitments [Line Items]
Grants received (in Dollars)		$ 56
Royalties rate		3.00%	3.00%